Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Income Tax [abstract]
Income before taxes
(USD millions)	2021	2020	2019

Switzerland [1]	22 028	9 786	8 097

Foreign	4 109	92	843

Income before taxes from continuing operations	26 137	9 878	8 940

[1] The 2021 income before taxes in Switzerland includes a USD 14.6 billion non-taxable gain on the divestment of the Group’s investment in Roche Holding AG (see Note 2 and Note 4).

Current and deferred income tax expense
The significant components of the provision for income taxes are as follows:
(USD millions)	2021	2020	2019

Switzerland	-958	-932	-1 186

Foreign	-1 470	-1 168	-961

Current income tax expense	-2 428	-2 100	-2 147

Switzerland	23	-137	-93

Foreign	286	430	447

Deferred tax income	309	293	354

Income tax expense from continuing operations	-2 119	-1 807	-1 793

Analysis of tax rate
(As a percentage)	2021	2020	2019

Applicable tax rate	14.8	13.6	11.7

Effect of disallowed expenditures	1.0	4.6	4.8

Effect of utilization of tax losses brought forward from prior periods	0.0	-0.3	-0.1

Effect of income taxed at reduced rates	-0.1	-0.3	-0.7

Effect of income not subject to tax [1]	-7.5	-0.7	0.0

Effect of tax credits and allowances	-1.4	-2.3	-2.3

Effect of release of contingent consideration liability	-0.1	-0.2	-0.5

Effect of tax rate change on current and deferred tax assets and liabilities [2]	0.0	0.3	-1.4

Effect of write-off of deferred tax assets [3]	0.0	0.2	4.0

Effect of write-down and reversal of write-down of investments in subsidiaries	0.0	-0.8	-0.6

Effect of prior-year items	0.1	2.3	2.2

Effect of other items [4]	1.3	1.9	3.0

Effective tax rate for continuing operations	8.1	18.3	20.1

[1] 2021 includes the effect of income not subject to tax (-7.3%) arising from the non-taxable gain on the divestment of our investment in Roche. See Notes 2 and 4 for further details.
[2] 2019 is mainly related to the revaluation of the deferred tax assets and liabilities resulting from the tax reforms enacted in Switzerland in 2019. Refer to Note 12 for additional disclosures.
[3] 2019 is primarily related to a non-cash, one-time deferred tax expense for the write-off of a deferred tax asset resulting from legal entity reorganizations.
[4] In 2021, other items include changes in uncertain tax positions (+1.3%).
In 2020, other items (+1.9%) include changes in uncertain tax positions (+2.0%) and other items (-0.1%).
In 2019, other items (+3.0%) include changes in uncertain tax positions (+2.6%) and other items (+0.4%).